Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Number of options:
Outstanding number of shares at beginning	2,512,000	2,512,000	4,526,000	4,526,000	3,496,000	3,496,000
Granted	1,147,000	1,147,000	1,048,000	1,048,000	2,665,000	2,665,000
Exercised	(1,580,000)	(1,580,000)	(1,774,000)	(1,774,000)	(1,090,000)	(1,090,000)
Forfeited	(340,000)	(340,000)	(1,288,000)	(1,288,000)	(545,000)	(545,000)
Outstanding number of shares at ending	1,739,000	1,739,000	2,512,000	2,512,000	4,526,000	4,526,000	3,496,000
Options, vested and exercisable	846,000		1,116,000		557,000			846,000	1,116,000	557,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares	$ 0.1		$ 0.1		$ 0.1
Granted | $ / shares	0.1		0.1		0.1
Exercised | $ / shares	0.1		0.1		0.1
Forfeited | $ / shares	0.1		0.1		0.1
Weighted average exercise price at ending | $ / shares	0.1		0.1		0.1		$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares	$ 0.1		$ 0.1		$ 0.1
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 3 months 3 days	8 years 3 months 3 days	8 years 5 months 19 days	8 years 5 months 19 days	8 years 7 months 6 days	8 years 7 months 6 days	8 years 6 months 18 days
Weighted average contractual term, vested and exercisable	7 years 6 months 21 days	7 years 6 months 21 days	8 years 10 months 2 days	8 years 10 months 2 days	7 years 5 months 8 days	7 years 5 months 8 days
Aggregate intrinsic value outstanding | $	$ 2,742		$ 10,167		$ 66,255		$ 55,188
Aggregate intrinsic value exercised | $	2,193		16,088		15,148
Aggregate intrinsic value, vested and exercisable | $	$ 1,334		$ 4,515		$ 8,156
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted average grant date fair value of options granted | $ / shares	$ 4.42		$ 7.59		$ 13.38
Options granted	1,147,000	1,147,000	1,048,000	1,048,000	2,665,000	2,665,000
Grant date fair value of options vested | ¥		¥ 74,266		¥ 141,845		¥ 58,700
Total unrecognized compensation expenses | ¥								¥ 26,733	¥ 65,122	¥ 216,971
Unrecognized compensation cost expected to be recognized over a weighted average period	1 year 5 months 19 days	1 year 5 months 19 days	2 years 1 month 17 days	2 years 1 month 17 days	2 years 8 months 23 days	2 years 8 months 23 days
Second Amended 2018 Plan
Number of options:
Granted	1,147,101	1,147,101			2,665,028	2,665,028
Weighted Average Exercise Price:
Granted | $ / shares	$ 0.1				$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options granted	1,147,101	1,147,101			2,665,028	2,665,028
Number of shares available for future grant	620,124							620,124
Plan 2021
Weighted Average Exercise Price:
Granted | $ / shares			$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares available for future grant	1,652,620,000							1,652,620,000